Schedule of the Effect of Share-based Compensation on the Statements of Operations (Details) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Share-based compensation expenses	$ 87	$ 79	$ 221	$ 245	$ 623	$ 617	$ 1,491
Research and Development Arrangement [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based compensation expenses	37	(39)	79	22	158	401	407
General and Administrative [Member]
Subsidiary or Equity Method Investee [Line Items]
Share-based compensation expenses	$ 50	$ 118	$ 142	$ 223	$ 465	$ 216	$ 1,084